NOTE 15 - SUBSEQUENT EVENTS (Details)	12 Months Ended
Dec. 31, 2020
Event 1
Subsequent Event, Date	Jan. 01, 2021
Subsequent Event, Description	Board of Directors appointed Keith Marchiando as the Company’s Chief Financial Officer and the Company entered into an employment letter with Mr. Marchiando (“Marchiando Agreement”)
Event 2
Subsequent Event, Date	Jan. 01, 2021
Subsequent Event, Description	Mr. Rice resigned from his position as Chief Financial Officer of the Company
Event 3
Subsequent Event, Description	Company, through direct private transactions, has received proceeds from the sale of 5,310,435 shares of common stock
Event 4
Subsequent Event, Description	Company entered into three (3) additional Agreements totaling $105,000 with third parties